Regulated Operations Plant and Leases - Schedule of Maturities of Lease Liabilities (Details) - Centuri - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
2023	$ 17,392
2024	15,267
2025	12,595
2026	10,646
2027	10,146
Thereafter	43,078
Total lease payments	109,124
Less imputed interest	18,142
Operating lease liabilities	90,982	$ 85,115
Finance Leases
2023	13,657
2024	12,225
2025	9,852
2026	7,263
2027	5,311
Thereafter	2,374
Total lease payments	50,682
Less imputed interest	4,416
Finance lease liabilities	$ 46,266	$ 29,443